Intangible assets, net - Schedule of Amortization Expense Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,216	$ 1,200	$ 1,231
Cost of revenue [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense		5	266
General and administrative expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	1,210	1,136	721
Research and development expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 6	$ 59	$ 244